Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 0	$ 0	$ 0	$ (311)
Operating Expenses
Selling, general, and administrative	(1,321)	(1,490)	(8,065)	(11,984)
Depreciation, amortization, and accretion	(477)	(130)	(593)	(215)
Gain on sale of subsidiaries	0	3,589
Total operating expenses	(1,798)	1,969	6,855	(16,574)
Income/(Loss) from operations	(1,798)	1,969	6,855	(16,263)
Other income/(expense):
Interest expense	(276)	(2,190)	(4,198)	(8,774)
Fair value movement of convertible debt	2,363	(806)	3,967	(67)
Fair value movement of warrant liability	0	(811)	1,564	565
Gain on settlement of liabilities	5,257	0	596	0
Loss on extinguishment of debt	(1,706)	0	(3,187)	179
Other expense	(6)	0	(363)	(506)
Other income	0	46	0	1,571
Total other expenses	(906)	2,149	14,161	7,901
Loss before provision for income taxes	(892)	(180)	(7,306)	(24,164)
Income taxes	0	0	0	(590)
Net income/(loss)	(892)	(180)	(7,306)	21,078
Loss attributable to noncontrolling interest	(812)	0	(820)	0
Net income/(loss)	$ (80)	$ (180)	$ (6,486)	$ 21,078
Basic & diluted loss per share of common stock:
Total loss per share of common stock, basic and diluted (in dollars per share)	$ (0.11)	$ (4.28)	$ (35.71)	$ 1,194
Weighted-average common stock outstanding, basic & diluted (in shares)	724,658	42,020	479,613	17,653
Comprehensive income/(loss):
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (892)	$ (180)	$ (7,306)	$ 21,078
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	23	(536)	206	245
Comprehensive income/(loss)	(869)	(716)	(7,100)	21,323
Comprehensive income/(loss) attributable to noncontrolling interest	(812)	0	(820)	0
Comprehensive income/(loss) attributable to Alternus	$ (57)	$ (716)	$ (6,280)	$ 21,323